15. Financiale leases (Tables)	12 Months Ended
Dec. 31, 2019
LT Amazonas [Member]
Disclosure of financial assets [line items]
Schedule of finance lease receivables
	2019	2018

LT Amazonas	156,378	208,049
	156,378	208,049

Current portion	(4,931)	(22,491)
Non-current portion	151,447	185,558

Schedule of finance lease receivables nominal and present value

It is worthwhile noting that these balances differ from those shown in the books since, in the case of the latter, the amounts are shown at their present value:

	Nominal amount	Present Value

January 2020 to December 2020	23,206	4,931
January 2021 to December 2024	92,826	58,081
January 2025 onwards	200,609	93,366
	316,641	156,378

Schedule of finance lease liabilities

	2019	2018

LT Amazonas (i)	276,233	359,987
Sale of towers (leaseback) (ii)	1,192,596	1,501,695
Other (iv)	115,973	78,392
Subtotal	1,584,802	1,940,074

Other lease operations (Note 2.f) and (iii):		-
Lease– Network	3,294,261	-
Lease – Vehicles	3,005	-
Lease – Stores and kiosks	255,857	-
Lease - Properties	243,921	-
Lease - Land (network)	1,600,456	-
Lease – Fiber	798,568	-
Subtotal (IFRS 16)	6,196,068	-
Total	7,780,870	1,940,074

Current portion	(873,068)	(205,048)
Non-current portion	6,907,802	1,735,026

Schedule of finance lease liabilities nominal and present value

These balances differ from those shown in the books since, in the case of the latter, the amounts are shown at present value:

	Nominal amount	Present value

January 2020 to December 2020	44,079	8,451
January 2021 to December 2024	176,315	103,464
January 2025 onwards	381,161	164,318
	601,555	276,233

Schedule of other lease operations

The balances differ from those shown in the books, since in the latter case the amounts are shown at present value:

	Up to December 2020	January 2021 to December 2024	January 2025 onwards	Nominal amount	Present values
Total other lease operations	1,388,262	4,284,210	3,617,001	9,289,474	6,196,068
Lease operation - network	623,670	2,291,331	2,059,339	4.974341	3,294,261
Lease operation - vehicles	5,039	2,848	-	7,886	3,005
Lease operation – Stores & kiosks	82,958	174,338	52,426	309,721	255,857
Lease operation - Property	51,317	176,575	156,560	384,452	243,921
Lease operation – Land (Network)	298,389	1,035,594	1,348,676	2,682,660	1,600,456
Lease operation – Fiber	326,889	603,524	-	930,414	798,568

Sale of Towers (Leaseback) [Member]
Disclosure of financial assets [line items]
Schedule of finance lease liabilities nominal and present value

These balances differ from those shown in the books since, in the case of the latter, the amounts are shown at present value:

	Nominal amount	Present value

January 2020 to December 2020	44,079	8,451
January 2021 to December 2024	176,315	103,464
January 2025 onwards	381,161	164,318
	601,555	276,233